Employee Defined Contribution Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Defined Contribution Plan [Abstract]
Total amount of employee benefits	$ 257	$ 93	$ 9